Schedule of Warrants Outstanding (Details) - shares	Sep. 30, 2024	Mar. 28, 2024	Dec. 31, 2023	Nov. 07, 2023	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Grant Total	14,380,958	50,000	12,181,019,000	3,859,464	12,181,019	2,367,607,000
P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	95,744
Liability Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	681,019		681,019,000		681,019
Liability Classified Warrants [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total			585,275,000
Liability Classified Warrants [Member] | P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total			95,744,000
Liability Classified Warrants [Member] | Business Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	585,275				585,275
Liability Classified Warrants [Member] | P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	95,744				95,744
Equity Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	13,699,939		11,500,000,000		11,500,000	2,367,607,000
Equity Classified Warrants [Member] | Legacy O N M D Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total						545,213,000
Equity Classified Warrants [Member] | Convertible Promissory Note Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total						1,822,394,000
Equity Classified Warrants [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total			11,500,000,000
Equity Classified Warrants [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	11,500,000				11,500,000
Equity Classified Warrants [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Grant Total	2,199,939